INTANGIBLE ASSETS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 9,093	$ 7,919	$ 7,724